Property and Equipment-Net (Tables)	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment [Abstract]
Schedule of Component of Property and Equipment

The components of property and equipment—net as of December 31, 2012 and 2011, consisted of the following:

	2012	2011
Land	$286,200	$274,100
Land improvements	238,860	201,319
Buildings	468,647	418,318
Rides and equipment	1,100,423	977,233
Animals	161,194	161,144
Construction in process	88,237	140,770
Less accumulated depreciation	(568,918)	(425,006)

Total	$1,774,643	$1,747,878